Short-Term Investments and Financial Instruments	9 Months Ended
Sep. 30, 2023
VASO CORPORATION [Member]
Short-Term Investments and Financial Instruments [Line Items]
SHORT-TERM INVESTMENTS AND FINANCIAL INSTRUMENTS

NOTE F — SHORT-TERM INVESTMENTS AND FINANCIAL INSTRUMENTS

The Company’s short-term investments consist of bank deposits with yields based on underlying debt and equity securities and six-month US Treasury bills. The bank deposits are carried at fair value of approximately $411,000 and $433,000 at September 30, 2023 and December 31, 2022, respectively, and are classified as available-for-sale. Realized gains or losses on the bank deposits are included in net income. The US Treasury bills are classified as held-to-maturity and are carried at amortized cost of approximately $15,427,000 and $8,071,000 at September 30, 2023 and December 31, 2022, respectively. Their fair value at September 30, 2023 and December 31, 2022 is approximately $15,426,000 and $8,064,000, respectively, and the unrecognized holding gain (loss) is $3,000 and $(1,000) for the three and nine months ended September 30, 2023, respectively. The Company does not expect a credit loss for its short-term investments.

Cash and cash equivalents represent cash and short-term, highly liquid investments either in certificates of deposit, treasury bills, money market funds, or investment grade commercial paper issued by major corporations and financial institutions that generally have maturities of three months or less from the date of acquisition.

The Company complies with the provisions of ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”). Under ASC 820, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying amount of assets and liabilities including cash and cash equivalents, short-term investments, accounts receivable, prepaids, accounts payable, accrued expenses and other current liabilities approximated their fair value as of September 30, 2023 and December 31, 2022, due to the relative short maturity of these instruments. Property and equipment, intangible assets, capital lease obligations, and goodwill are not required to be re-measured to fair value on a recurring basis. These assets are evaluated for impairment if certain triggering events occur. If such evaluation indicates that impairment exists, the respective asset is written down to its fair value.

The following table presents information about the Company’s assets measured at fair value as of September 30, 2023 and December 31, 2022:

	(in thousands)
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of September 30, 2023
Assets
Cash equivalents invested in money market funds	$9,706	$—	$—	$9,706
Bank deposits (included in short term investments)	411			411
	$10,117	$—	$—	$10,117
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2022
Assets
Cash equivalents invested in money market funds	$7,934	$—	$—	$7,934
Bank deposits (included in short term investments)	433			433
	$8,367	$—	$—	$8,367